LONG-TERM DEBT, NET (2015 Credit Facilities) - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jun. 29, 2015 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 HKD	Jun. 29, 2015 HKD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 HKD	Jun. 30, 2011 HKD
Long-Term Debt [Line Items]
Loss on extinguishment of debt			$ 17,435	$ 481	$ 0
Costs associated with debt modification			8,101	7,603	0
Total outstanding borrowings			3,821,519	3,962,705
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,203,362	$ 1,203,362					HKD 9,362,160,000			HKD 9,362,160,000
Loan commitment fees recognized				1,385	$ 2,808
Loss on extinguishment of debt				481
2011 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		1.75%
2011 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.75%
2011 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 802,241								6,241,440,000
Amount drawn down as of the date								$ 802,241	HKD 6,241,440,000
2011 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 401,121								HKD 3,120,720,000
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,750,000						13,650,000,000
Loan commitment fees recognized			$ 4,800	3,100
Costs associated with debt modification				592
Costs capitalized as deferred finance costs				$ 46,507
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.75%
Initial interest period, description			For the six months from June 29, 2015
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.25%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member] | After Initial Interest Period [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.50%
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 500,000						3,900,000,000
Amount drawn down as of the date			$ 500,000			HKD 3,900,000,000
Total outstanding borrowings			$ 478,727			3,724,500,000
Maturity date			Jun. 29, 2021
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	1,250,000						HKD 9,750,000,000
Amount available for future drawdown			$ 1,250,000			HKD 9,750,000,000
Maturity date			Jun. 29, 2020
2015 Credit Facilities [Member] | Incremental Facilities [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,300,000